Supplementary information, Analysis of revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Geographical areas [Abstract]
Revenue	$ 3,001.0	$ 3,348.4	[1]	$ 4,754.4 [2]
UK [Member]
Geographical areas [Abstract]
Revenue	173.0	206.9		299.6
USA [Member]
Geographical areas [Abstract]
Revenue	1,289.8	1,523.0		2,279.8
Non-current assets other than financial instruments and deferred tax assets	3,301.0	4,623.0		5,145.8
Germany [Member]
Geographical areas [Abstract]
Revenue	218.7	220.7		309.5
Canada [Member]
Geographical areas [Abstract]
Revenue	108.0	115.9		178.4
France [Member]
Geographical areas [Abstract]
Revenue	101.4	123.3		195.5
Japan [Member]
Geographical areas [Abstract]
Revenue	96.9	108.6		145.8
Other [Member]
Geographical areas [Abstract]
Revenue	1,013.2	1,050.0		1,345.9
Non-current assets other than financial instruments and deferred tax assets	$ 6,304.0	$ 8,192.0		$ 8,488.3

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.